Financial Instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Fair Value Measurements
Equity investments with readily determinable fair values	¥ 2,567,268	¥ 5,886,911
Short-term investments	7,622,673	12,281,548	$ 1,105,184
Investments accounted for at fair values	246,073	194,280
Total	10,436,014	18,362,739
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurements
Equity investments with readily determinable fair values	2,567,268	5,886,911
Total	2,567,268	5,886,911
Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Short-term investments	7,622,673	12,281,548
Total	7,622,673	12,281,548
Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Investments accounted for at fair values	246,073	194,280
Total	246,073	194,280
Significant Unobservable Inputs (Level 3) | Certain of equity investments
Fair Value Measurements
Impairment charges of certain equity investments without determinable fair value	¥ 85,200	¥ 19,200